UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

Item 1. Reports to Stockholders.

Aware Ultra-Short Duration Enhanced Income ETF
Ticker: AWTM

SEMI-ANNUAL REPORT

May 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), paper copies of the Aware Ultra-Short Duration Enhanced Income ETF (the “Fund”) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Aware Ultra-Short Duration Enhanced Income ETF

TABLE OF CONTENTS

A Message to our Shareholders	1
Portfolio Allocation	4
Schedule of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Expense Example	22
Additional Information	23

Aware Ultra-Short Duration Enhanced Income ETF

Dear Shareholders,

Though only half done, 2020 will go down as a year of extremes that spared few, if any, of the world’s economies as growth, employment, and risky assets saw incredible volatility. The Fund was impacted as well. Over the six months ended May 31, 2020, the Fund saw its net asset value (“NAV”) fall 2.03%.

What We Intend to Accomplish

Within the Fund, the Aware Asset Management’s (“AAM”) investment team looks to maintain a balance between the spread and risk-free universes that achieves the 75 to 100 basis point yield advantage over the 3-month Treasury Bill. Spread management is a core competency for Aware Asset Management driven by our years of experience in credit research, evaluation, selection, and positioning.

And spread risk is a good diversifier of interest rate risk. When interest rates fall, spreads tend to rise as economic conditions have deteriorated causing investors to demand more protection from uncertainty. When interest rates rise, spreads tend to fall as the rise in interest rates signify a stronger economy. Spread provides risk diversification that risk-free assets alone cannot.

What happened?

Spread didn’t diversify risk in March of 2020 though as the Fund’s NAV lost 5.79%; a level that left the AAM investment team unsatisfied. What happened? In the recent flight-to-liquidity markets froze; trading grounded to a halt. Investors were only selling if they needed to. This caused spreads to widen across the board and drive the value of the Fund’s NAV lower. The Fund’s NAV performance rallied 3.34% during April and May and continues to rally as of the writing of this letter. It’s AAM’s expectation that this rally will continue throughout the rest of the year as spread prices continue to recover. Flight-to-liquidity events are generally short-lived making them difficult to avoid.

Our job is to seek to consistently produce above average risk-adjusted returns. And given the magnitude of the recent underperformance, the team did a thorough review to determine where the process broke down. We asked ourselves if the performance we returned was materially different than what we would expect from the environment. The answer … it wasn’t. As I’ll discuss below, the recent market event was an extreme, not forecastable, event. Given the extreme nature of the event, our strategy and other similar strategies couldn’t compensate for the absence of risk-free assets. The key takeaway, our process didn’t break down, but, relative to lower yielding and highly liquid risk-free assets, it isn’t as favorable in an extreme flight-to-liquidity.

Since the markets have corrected, the Fund has reacted the way we would expect; a hard rally as spreads return to more normal levels. I don’t believe any strategy works perfectly in every environment. The question to me is if it beats expectations after removing outliers. While the Fund’s history is short, its investment process isn’t. Adjusting for outliers, the process works.

What the Market Environment Looked Like

After a relatively normal start, this year turned cataclysmic as a global enemy, COVID-19, invaded our nation. Knowing very little about our foe caused a massive surge of fear throughout the economy and financial markets. In the blink of an eye, we faced one of the most severe flight-to-liquidity events our nation has ever encountered.

As markets failed to function, the Federal Reserve (the “Fed”) sprang into action. It lowered the Federal Funds Rate from 1.5% to 0% in 10 days, implemented backstops honed during the Great Recession of 2008, expanded programs to include high-yield and investment-grade companies. It also urged the government to issue fiscal stimulus to prevent a bad situation from getting worse. The Fed made it clear that it would do whatever it took to support labor through the pandemic.

Why was the Fed so accommodative?

In the fourth quarter of 2019, real gross domestic product (“GDP”) grew 2.3% quarter over quarter. After the pandemic hit, the first quarter of 2020 saw real GDP growth drop 5%; the 7th worst period in 73 years. We expect GDP to sink 35% in the second quarter; 3.5 times the second worst period of the last 73 years. As the number of deaths from the virus surged, numerous states instituted stay-at-home orders which shut down large parts of the economy. Shuttered businesses caused jobless claims to skyrocket. The number of unemployed Americans soared to more than 21 million by May, for a real unemployment rate around 16%. The Fed has repeatedly said it has a mandate for full employment, and these staggering losses explain why the Fed acted so swiftly and with such conviction.

Amid the economic distress, short-term fixed-income markets experienced a liquidity crisis with commercial paper, short-term corporate bonds, and even U.S. Treasuries showed stress. Both commercial paper and short-term credits saw yield spikes that inhibited the market for short-term funding. The Fed stepped in to shore up a market where banks refused to fund the needs of commercial paper. Short-term corporates (1-year to 5-year maturities) traded at spreads much wider than the spreads on long-term corporates (maturities greater than 5-years). Even in the U.S. Treasury market spreads gapped. Without Fed action, continued financial distress in these markets might have risked long-term damage to the economy.

1

Aware Ultra-Short Duration Enhanced Income ETF

Responding to the Fed’s moves, the U.S. Treasury market saw yields fall dramatically. As of May 31, 2020, the 2-year Treasury was down 145 basis points from November 30, 2019 to yield 0.16%. Similarly, the 10-year Treasury sank 112 basis points to yield 0.65%.

The Fed’s actions have effectively created a free put for risky assets like investment-grade corporate bonds, high yield bonds, and equities. However, the Fed’s protection may have worked too well. The spread between the yields of investment-grade corporates and risk-free treasuries soared from 97 basis points on December 31, 2019 to more than 357 on March 31, 2020. By May 31, 2020, it was down to 173 basis points. High-yield bonds followed a similar pattern. Their spread peaked at 1092 basis points and rallied back to 650 by the end of May. Equities experienced an even deeper plunge in prices. From February 19, 2020 through March 23, 2020 the S&P 500® Index plummeted 33.61%. Yet, the subsequent rebound helped the index closed down only 3.08% for the six months ended May 31, 2020.

Despite the quick recovery, we remain wary of the market. As the country experiences increasing cases of COVID-19, we worry about the potential economic impact, especially with our view that returning to near-term full employment is highly unlikely. We at AAM feel that the market, especially the equity market, isn’t pricing in enough risk.

Structured markets saw spreads widen as investors took a hiatus from the area to better understand how the COVID-19 virus would affect their payment structure, which ultimately sets valuation levels. One example allowed homeowners to not make mortgage payments. While great for homeowners, investors faced extension risk as actual cash flows were materially different than their prepayment expectations. These markets are prone to disruption within a flight-to-liquidity environment and this event was no different.

Our Forecast For The Near Future

The world’s inexperience with the COVID-19 virus materially reduces our ability to forecast the economic path forward. While we remain mildly optimistic (how much worse can it really get?) we believe this will be a longer-than-expected recovery filled with starts and stops. Doubt is not uncommon in recoveries, such as our current one, yet we feel the Fed’s push toward risky assets may extend valuations to a point that could produce more volatility if a resurgence of the virus materializes.

Like the Fed, we remain data dependent and we will continue to monitor the results as they materialize. This time around, however, economic visibility is opaque. The lack of visibility makes creating a long-term plan quite difficult. Like the tortoise, we will come out on top by going slow and steady; monitoring the short-term disruptions caused by COVID-19, making adjustments as needed, and applying our disciplined approach to credit evaluation along the way.

In conclusion, thank you for the assets you have entrusted us with. We deeply value your trust and will continue to focus our efforts on meeting your broad investment needs. For any questions regarding the Aware Ultra-Short Duration Enhanced Income ETF, please contact your financial adviser or call one of our shareholder associates at (866) 539-9530. We also encourage you to visit our website at www.awareetf.com for additional information regarding the Fund or other thought pieces behind its management.

Sincerely,

John E. Kaprich
CFA Investment Director
Aware Asset Management

Portfolio Manager
Aware Ultra-Short Duration Enhanced Income ETF

2

Aware Ultra-Short Duration Enhanced Income ETF

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus. A prospectus may be obtained by visiting the Fund website, www.awareetf.com. Please read the prospectus carefully before you invest.

Past performance does not guarantee future results.

For the purpose of the Fund’s yield target, yield is defined as the weighted average yield-to-maturity of the Fund’s holdings. The yield or total return obtained by Fund shareholders may be different. Yield-to-maturity is the return from a fixed income instrument assuming the instrument is held to maturity. There is no guarantee that the fund will meet its income target. Investing involves risk, including the loss of principal.

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market price normally should approximate the Fund’s net asset value per share (NAV), but the market price sometimes may be higher or lower than the NAV. There are a limited number of financial institutions authorized to buy and sell shares directly with the Fund; and there may be a limited number of other liquidity providers in the marketplace. There is no assurance that Fund shares will trade at any volume, or at all, on any stock exchange. Low trading activity may result in shares trading at a material discount to NAV.

Since the Fund is actively managed it does not seek to replicate the performance of a specified index. The Fund therefore may have higher portfolio turnover and trading costs than index-based funds. The Fund may invest in other funds, and in so doing will incur the expenses and risks of those funds.

S&P 500® Index: (registered trademark of The McGraw-Hill Companies, Inc.) is an unmanaged index of 500 common stocks primarily traded on the New York Stock Exchange, weighted by market capitalization. Index performance includes the reinvestment of dividends and capital gains. It is not possible to invest directly in an index.

Shares of the Fund are distributed by Foreside Fund Services, LLC.

3

Aware Ultra-Short Duration Enhanced Income ETF

Portfolio Allocation at May 31, 2020 (Unaudited)

Sector/Security Type	% of Total Net Assets
Cash & Cash Equivalents [1]	24.7%
Financials	21.1
Asset Backed Securities	11.4
Collateralized Loan Obligations	9.1
Consumer (Cyclical)	6.5
Consumer (Non-Cyclical)	5.2
Communications	3.6
Industrials	3.2
Collateralized Mortgage Obligations	2.9
Energy	2.7
Technology	2.6
Federal Agency Obligations	2.5
Mortgage Backed Securities	1.7
Basic Materials	1.5
Utilities	1.3
Municipal Bonds [2]	0.0
Total	100.0%

[1]	Represents cash, money market funds, and other assets in excess of liabilities.
[2]	Does not round to 0.1% or (0.1)%, as applicable.

4

Aware Ultra-Short Duration Enhanced Income ETF

Schedule of Investments at May 31, 2020 (Unaudited)

Principal Amount		Value
ASSET BACKED SECURITIES: 11.4%

	Edsouth Indenture No. 5, LLC, Series 2014-1, Class A
$467,059	0.868% (1 Month LIBOR USD + 0.700%), 2/25/39 [1]	$457,793
	Home Partners of America Trust, Series 2017-1, Class A
2,677,978	0.999% (1 Month LIBOR USD + 0.817%), 7/17/34 [1]	2,649,188
	Home Partners of America Trust, Series 2018-1, Class A
3,910,205	1.082% (1 Month LIBOR USD + 0.900%), 7/17/37 [1]	3,853,165
	Invitation Homes Trust, Series 2017-SFR2, Class A
6,806,902	1.032% (1 Month LIBOR USD + 0.850%), 12/17/36 [1]	6,712,541
	Invitation Homes Trust, Series 2018-SFR3, Class A
5,704,092	1.182% (1 Month LIBOR USD + 1.000%), 7/17/37 [1]	5,645,142
	Invitation Homes Trust, Series 2018-SFR3, Class B
2,500,000	1.332% (1 Month LIBOR USD + 1.150%), 7/17/37 [1]	2,430,602
	Invitation Homes Trust, Series 2018-SFR4, Class A
4,695,719	1.282% (1 Month LIBOR USD + 1.100%), 1/17/38 [1]	4,652,468
	Invitation Homes Trust, Series 2018-SFR4, Class C
6,000,000	1.582% (1 Month LIBOR USD + 1.400%), 1/17/38 [1]	5,826,997
	Navient Private Education Loan Trust 2018-B, Series 2018-BA, Class A1
6,867	0.534% (1 Month LIBOR USD + 0.350%), 12/15/59 [1]	6,866
	Oasis 2020-1, LLC, Series 2020-1A, Class A
2,266,329	3.820%, 1/15/32	2,264,726
	SLM Student Loan Trust, Series 2005-5, Class A5
221,000	1.741% (3 Month LIBOR USD + 0.750%), 10/25/40 [1]	203,426
	SMB Private Education Loan Trust, Series 2014-A, Class A3
790,000	1.684% (1 Month LIBOR USD + 1.500%), 4/15/32 [1]	795,210
	SoFi Professional Loan Program, LLC, Series 2015-B, Class A1
130,730	1.218% (1 Month LIBOR USD + 1.050%), 4/25/35 [1]	129,142

Principal Amount		Value
	Starwood Waypoint Homes Trust, Series 2017-1, Class A
$2,762,015	1.134% (1 Month LIBOR USD + 0.950%), 1/17/35 [1]	$2,735,077
	Towd Point Mortgage Trust, Series 2017-1, Class B2
2,200,000	3.952%, 10/25/56 [1]	2,099,612
	Towd Point Mortgage Trust, Series 2019-HY1, Class A1
1,976,792	1.168% (1 Month LIBOR USD + 1.000%), 10/25/48 [1]	1,957,583
	Towd Point Mortgage Trust, Series 2019-HY2, Class A1
1,953,008	1.168% (1 Month LIBOR USD + 1.000%), 5/25/58 [1]	1,927,859
	Tricon American Homes 2017-SFR2 Trust, Series 2017-SFR2, Class A
796,450	2.928%, 1/17/36	821,590
TOTAL ASSET BACKED SECURITIES
(Cost $45,073,939)		45,168,987

COLLATERALIZED LOAN OBLIGATIONS: 9.1%

	Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class AR2
993,024	2.335% (3 Month LIBOR USD + 1.200%), 7/20/31 [1]	975,601
	CIFC Funding Ltd., Series 2017-3A, Class A2
5,000,000	2.935% (3 Month LIBOR USD + 1.800%), 7/20/30 [1]	4,838,357
	Crown Point CLO Ltd., Series 2015-3A, Class A2R
2,000,000	2.669% (3 Month LIBOR USD + 1.450%), 12/31/27 [1]	1,949,100
	JMP Credit Advisors CLO IV Ltd., Series 2017-1A, Class AR
9,925,637	2.415% (3 Month LIBOR USD + 1.280%), 7/17/29 [1]	9,661,223
	Loomis Sayles CLO II Ltd., Series 2015-2A, Class A1R
4,964,634	2.119% (3 Month LIBOR USD + 0.900%), 4/15/28 [1]	4,782,597
	Madison Park Funding XII Ltd., Series 2014-12A, Class AR
2,771,100	2.395% (3 Month LIBOR USD + 1.260%), 7/20/26 [1]	2,754,123
	Madison Park Funding XVII Ltd., Series 2015-17A, Class AR
1,750,000	2.329% (3 Month LIBOR USD + 1.220%), 7/21/30 [1]	1,701,907

The accompanying notes are an integral part of these financial statements.

5

Aware Ultra-Short Duration Enhanced Income ETF

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited) (Continued)

Principal Amount		Value
COLLATERALIZED LOAN OBLIGATIONS: 9.1% (Continued)

	Magnetite XXIV Ltd., Series 2019-24A, Class B
$1,500,000	3.757% (3 Month LIBOR USD + 1.850%), 1/15/33 [1]	$1,475,365
	Shackleton 2014-VI-R CLO Ltd., Series 2014-6RA, Class A
4,251,202	2.155% (3 Month LIBOR USD + 1.020%), 7/17/28 [1]	4,172,080
	THL Credit Wind River 2012-1 CLO Ltd., Series 2012-1A, Class AR2
1,606,197	2.099% (3 Month LIBOR USD + 0.880%), 1/15/26 [1]	1,595,181
	Tralee CLO IV Ltd., Series 2017-4A, Class B
475,000	2.785% (3 Month LIBOR USD + 1.650%), 1/20/30 [1]	448,498
	Tralee CLO VI Ltd., Series 2019-6A, Class B1
1,000,000	3.141% (3 Month LIBOR USD + 2.150%), 10/25/32 [1]	943,953
	Venture CLO Ltd., Series 2013-14A, Class CRR
750,000	2.621% (3 Month LIBOR USD + 2.250%), 8/28/29 [1]	690,862
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $36,448,685)		35,988,847

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.9%

	Angel Oak Mortgage Trust I LLC, Series 2017-1, Class A1
37,636	2.810%, 1/25/47 [1]	37,652
	CIM Trust, Series 2019-INV2, Class A11
5,861,605	1.437% (1 Month LIBOR USD + 0.950%), 5/25/49 [1]	5,768,326
	Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 2M2
981,217	4.718% (1 Month LIBOR USD + 4.550%), 2/25/25 [1]	987,385
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M2
251,530	3.018% (1 Month LIBOR USD + 2.850%), 4/25/28 [1]	252,428
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M3
838,116	3.968% (1 Month LIBOR USD + 3.800%), 3/25/25 [1]	853,362

Principal Amount		Value
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class M2
$96,780	2.118% (1 Month LIBOR USD + 1.950%), 5/25/25 [1]	$93,800
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2
104,287	1.518% (1 Month LIBOR USD + 1.350%), 3/25/29 [1]	103,986
	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class A6
767,624	3.500%, 3/25/50 [1]	787,549
	JP Morgan Mortgage Trust 2014-1, Series 2014-1, Class 2A5
10,415	3.500%, 1/25/44 [1]	10,437
	JP Morgan Mortgage Trust, Series 2019-2, Class A4
33,592	4.000%, 8/25/49 [1]	33,827
	JP Morgan Mortgage Trust, Series 2019-5, Class A4
566,402	4.000%, 11/25/49 [1]	576,711
	JP Morgan Mortgage Trust, Series 2019-7, Class A11
1,416,850	1.068% (1 Month LIBOR USD + 0.900%), 2/25/50 [1]	1,399,099
	New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
243,176	4.000%, 5/25/57 [1]	260,337
	New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1
224,162	3.600%, 4/25/49 [1]	227,167
	Sequoia Mortgage Trust, Series 2017-CH1, Class A11
69,125	3.500%, 8/25/47 [1]	69,956
	Visio Trust, Series 2019-2, Class A1
93,989	2.722%, 11/25/54 [1]	93,296
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,467,803)		11,555,318

CORPORATE BONDS: 47.7%

Aerospace & Defense: 1.0%
	The Boeing Co.
4,000,000	1.650%, 10/30/20	3,989,208

The accompanying notes are an integral part of these financial statements.

6

Aware Ultra-Short Duration Enhanced Income ETF

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited) (Continued)

Principal Amount		Value
CORPORATE BONDS: 47.7% (Continued)

Agriculture: 1.3%
	Bunge Ltd. Finance Corp.
$319,000	3.500%, 11/24/20	$322,691
2,892,000	3.000%, 9/25/22	2,958,270
	Viterra, Inc.
2,000,000	5.950%, 8/1/20	2,016,872
		5,297,833
Auto Manufacturers: 6.3%
	Ford Motor Credit Co., LLC
1,558,000	3.157%, 8/4/20	1,564,543
881,000	2.134% (3 Month LIBOR USD + 0.930%), 9/24/20 [1]	872,237
1,000,000	3.200%, 1/15/21	987,250
900,000	2.191% (3 Month LIBOR USD + 0.880%), 10/12/21 [1]	845,893
	General Motors Financial Co., Inc.
2,150,000	2.861% (3 Month LIBOR USD + 1.550%), 1/14/22 [1]	2,049,823
5,450,000	2.685% (3 Month LIBOR USD + 1.310%), 6/30/22 [1]	5,053,485
2,318,000	2.363% (3 Month LIBOR USD + 0.990%), 1/5/23 [1]	2,081,582
	Harley-Davidson Financial Services, Inc.
820,000	2.400%, 6/15/20	820,045
130,000	2.850%, 1/15/21	130,283
5,000,000	3.550%, 5/21/21	5,035,681
	Hyundai Capital America
1,031,000	2.750%, 9/18/20	1,031,315
288,000	3.000%, 10/30/20	288,471
	Nissan Motor Acceptance Corp.
1,850,000	2.150%, 7/13/20	1,842,985
1,440,000	2.065% (3 Month LIBOR USD + 0.690%), 9/28/22 [1]	1,250,990
	Volkswagen Group of America Finance, LLC
1,000,000	1.375% (3 Month LIBOR USD + 0.940%), 11/12/21 [1]	984,541
		24,839,124
Banks: 18.4%
	Bank of America Corp.
2,850,000	5.200% (3 Month LIBOR USD + 3.135%), 6/1/23 [1,2,3]	2,744,522
	Barclays Bank PLC
512,000	1.124% (3 Month LIBOR USD + 0.650%), 8/7/20 [1]	512,357

Principal Amount		Value
Banks: 18.4% (Continued)
	Barclays PLC
$2,806,000	2.558% (3 Month LIBOR USD + 2.110%), 8/10/21 [1]	$2,834,310
5,250,000	3.200%, 8/10/21	5,358,608
2,180,000	1.766% (3 Month LIBOR USD + 1.380%), 5/16/24 [1]	2,123,178
	Citigroup, Inc.
1,065,000	2.755% (3 Month LIBOR USD + 1.380%), 3/30/21 [1]	1,070,842
565,000	2.069% (3 Month LIBOR USD + 1.070%), 12/8/21 [1]	566,626
4,000,000	4.050%, 7/30/22	4,230,910
4,900,000	0.926% (SOFR + 0.870%), 11/4/22 [1]	4,840,695
5,000,000	1.486% (3 Month LIBOR USD + 1.100%), 5/17/24 [1]	4,949,044
	Citizens Financial Group, Inc.
1,800,000	4.150%, 9/28/22	1,879,523
	Cooperatieve Rabobank UA
2,500,000	3.950%, 11/9/22	2,631,581
	Fifth Third Bank N.A.
1,700,000	2.200%, 10/30/20	1,709,066
	The Goldman Sachs Group, Inc.
1,526,000	2.130% (3 Month LIBOR USD + 1.770%), 2/25/21 [1]	1,535,205
3,579,000	1.963% (3 Month LIBOR USD + 1.600%), 11/29/23 [1]	3,604,034
	HSBC Bank USA N.A.
750,000	4.875%, 8/24/20	757,235
	ING Groep NV
400,000	3.150%, 3/29/22	413,868
	JPMorgan Chase & Co.
2,050,000	4.230% (3 Month LIBOR USD + 3.470%), 7/30/20 [1,3]	1,828,077
3,791,000	4.487% (3 Month LIBOR USD + 3.800%), 8/1/20 [1,3]	3,495,624
500,000	2.099% (3 Month LIBOR USD + 1.100%), 6/7/21 [1]	502,920
2,800,000	5.150% (3 Month LIBOR USD + 3.250%), 5/1/23 [1,2,3]	2,689,372
1,000,000	1.606% (3 Month LIBOR USD + 1.050%), 5/3/23 [1]	992,671
	Lloyds Bank PLC
500,000	6.500%, 9/14/20	506,420
	Lloyds Banking Group PLC
1,335,000	1.995% (3 Month LIBOR USD + 0.800%), 6/21/21 [1]	1,333,693
600,000	3.100%, 7/6/21	612,869

The accompanying notes are an integral part of these financial statements.

7

Aware Ultra-Short Duration Enhanced Income ETF

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited) (Continued)

Principal Amount		Value
CORPORATE BONDS: 47.7% (Continued)

Banks: 18.4% (Continued)
	Mitsubishi UFJ Financial Group, Inc.
$377,000	1.833% (3 Month LIBOR USD + 1.060%), 9/13/21 [1]	$377,252
	Mizuho Financial Group, Inc.
2,900,000	1.913% (3 Month LIBOR USD + 1.140%), 9/13/21 [1]	2,906,376
2,174,000	1.311% (3 Month LIBOR USD + 0.940%), 2/28/22 [1]	2,166,850
1,710,000	1.648% (3 Month LIBOR USD + 0.880%), 9/11/22 [1]	1,695,257
	NatWest Markets PLC
840,000	6.125%, 1/11/21	862,310
640,000	2.775% (3 Month LIBOR USD + 1.400%), 9/29/22 [1]	637,190
	Sumitomo Mitsui Banking Corp.
330,000	4.850%, 3/1/22	345,654
	Sumitomo Mitsui Financial Group, Inc.
2,582,000	2.275% (3 Month LIBOR USD + 1.140%), 10/19/21 [1]	2,595,602
	Truist Financial Corp.
550,000	2.900%, 3/3/21	559,033
	UBS Group AG
450,000	2.644% (3 Month LIBOR USD + 1.440%), 9/24/20 [1]	452,036
740,000	1.578% (3 Month LIBOR USD + 1.220%), 5/23/23 [1]	742,507
	Wells Fargo & Co.
800,000	2.100%, 7/26/21	813,265
3,000,000	1.990% (3 Month LIBOR USD + 1.230%), 10/31/23 [1]	3,002,189
	Wells Fargo Bank N.A.
600,000	3.325% (3 Month LIBOR USD + 0.490%), 7/23/21 [1,2]	602,079
1,150,000	2.082% (3 Month LIBOR USD + 0.650%), 9/9/22 [1,2]	1,164,377
		72,645,227
Biotechnology: 0.2%
	Gilead Sciences, Inc.
745,000	4.500%, 4/1/21	763,159

Chemicals: 0.8%
	Celanese US Holdings, LLC
400,000	5.875%, 6/15/21	415,613
	DuPont de Nemours, Inc.
1,500,000	3.766%, 11/15/20	1,521,471
	LyondellBasell Industries NV
750,000	6.000%, 11/15/21	791,481

Principal Amount		Value
Chemicals: 0.8% (Continued)
	Monsanto Co.
$204,000	2.750%, 7/15/21	$205,333
		2,933,898
Computers: 2.2%
	Dell International LLC / EMC Corp.
5,000,000	4.420%, 6/15/21	5,094,651
3,000,000	5.450%, 6/15/23	3,224,253
	HP, Inc.
210,000	4.375%, 9/15/21	218,913
		8,537,817
Diversified Financial Services: 0.3%
	Ally Financial, Inc.
130,000	4.250%, 4/15/21	131,595
	Intercontinental Exchange, Inc.
673,000	2.750%, 12/1/20	678,904
	Mitsubishi UFJ Lease & Finance Co. Ltd.
500,000	2.250%, 9/7/21	505,352
		1,315,851
Electric: 1.3%
	Edison International
5,000,000	2.400%, 9/15/22	5,037,911

Environmental Control: 0.1%
	Waste Management, Inc.
500,000	4.600%, 3/1/21	510,009

Food: 0.2%
	Sysco Corp.
900,000	2.600%, 10/1/20	902,310

Forest Products & Paper: 0.5%
	Georgia-Pacific, LLC
2,081,000	5.400%, 11/1/20	2,122,412

Healthcare Services: 0.0% [4]
	Anthem, Inc.
130,000	4.350%, 8/15/20	130,984

Insurance: 2.3%
	AEGON Funding Co., LLC
1,720,000	5.750%, 12/15/20	1,764,129
	MetLife, Inc.
7,276,000	5.250% (3 Month LIBOR USD + 3.575%), 6/29/20 [1,2,3]	6,525,662

The accompanying notes are an integral part of these financial statements.

8

Aware Ultra-Short Duration Enhanced Income ETF

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited) (Continued)

Principal Amount		Value
CORPORATE BONDS: 47.7% (Continued)

Insurance: 2.3% (Continued)
	Metropolitan Life Global Funding I
$300,000	0.630% (SOFR + 0.570%), 9/7/20 [1]	$299,862
	Protective Life Global Funding
463,000	3.397%, 6/28/21	477,333
		9,066,986
Internet: 0.2%
	Alibaba Group Holding Ltd.
570,000	3.125%, 11/28/21	586,292

Media: 0.5%
	Discovery Communications, LLC
1,950,000	2.800%, 6/15/20	1,951,100

Mining: 0.2%
	Glencore Finance Canada Ltd.
800,000	4.950%, 11/15/21	830,104

Miscellaneous Manufacturers: 1.4%
	Carlisle Companies, Inc.
1,000,000	3.750%, 11/15/22	1,034,984
	General Electric Co.
2,945,000	5.000% (3 Month LIBOR USD + 3.330%), 1/21/21 [1,2,3]	2,264,926
2,323,000	1.741% (3 Month LIBOR USD + 1.000%), 3/15/23 [1]	2,229,492
		5,529,402
Oil & Gas: 1.1%
	Occidental Petroleum Corp.
4,500,000	1.842% (3 Month LIBOR USD + 1.450%), 8/15/22 [1]	3,939,133
	Shell International Finance BV
500,000	1.875%, 5/10/21	506,640
		4,445,773
Oil & Gas Services: 0.1%
	Schlumberger Oilfield UK PLC
450,000	4.200%, 1/15/21	453,190

Pharmaceuticals: 3.4%
	AbbVie, Inc.
1,000,000	4.875%, 2/15/21	1,021,425
5,720,000	2.300%, 11/21/22	5,906,385
	Bayer US Finance II, LLC
1,000,000	3.500%, 6/25/21	1,022,068
2,029,000	2.750%, 7/15/21	2,070,497
950,000	2.200%, 7/15/22	958,602

Principal Amount		Value
Pharmaceuticals: 3.4% (Continued)
	Cardinal Health, Inc.
$2,000,000	3.200%, 6/15/22	$2,067,662
	CVS Health Corp.
200,000	2.800%, 7/20/20	200,208
300,000	2.125%, 6/1/21	303,549
		13,550,396
Pipelines: 1.4%
	Sabine Pass Liquefaction, LLC
400,000	5.625%, 2/1/21	407,996
3,150,000	6.250%, 3/15/22	3,351,930
1,086,000	5.625%, 4/15/23	1,175,685
	Spectra Energy Partners L.P.
725,000	2.014% (3 Month LIBOR USD + 0.700%), 6/5/20 [1]	724,999
		5,660,610
Real Estate Investment Trusts (REITs): 0.2%
	Service Properties Trust
757,000	4.250%, 2/15/21	730,761

Retail: 0.2%
	Lowe’s Companies, Inc.
925,000	3.750%, 4/15/21	943,490

Software: 0.4%
	Activision Blizzard, Inc.
360,000	2.300%, 9/15/21	366,681
	Fiserv, Inc.
325,000	2.700%, 6/1/20	325,000
	VMware, Inc.
1,000,000	2.950%, 8/21/22	1,031,734
		1,723,415
Telecommunications: 3.0%
	AT&T, Inc.
1,276,000	2.450%, 6/30/20	1,276,022
1,910,000	2.800%, 2/17/21	1,936,814
500,000	4.450%, 5/15/21	518,105
6,000,000	1.964% (3 Month LIBOR USD + 1.180%), 6/12/24 [1]	5,879,042
	Verizon Communications, Inc.
2,000,000	4.600%, 4/1/21	2,068,410
		11,678,393
Transportation: 0.6%
	Union Pacific Corp.
1,300,000	2.250%, 6/19/20	1,301,134
	United Parcel Service, Inc.
1,000,000	2.050%, 4/1/21	1,012,260
		2,313,394

The accompanying notes are an integral part of these financial statements.

9

Aware Ultra-Short Duration Enhanced Income ETF

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited) (Continued)

Principal Amount		Value
CORPORATE BONDS: 47.7% (Continued)

Trucking & Leasing: 0.1%
	Penske Truck Leasing Co. LP / PTL Finance Corp.
$200,000	3.200%, 7/15/20	$200,051
TOTAL CORPORATE BONDS
(Cost $192,807,307)		188,689,100

FEDERAL AGENCY OBLIGATIONS: 2.5%
	Federal Farm Credit Banks Funding Corp.
5,000,000	0.290% (FCPR DLY + -2.960%), 10/29/21 [1]	4,999,760
5,000,000	1.540%, 2/24/22	5,008,331
TOTAL FEDERAL AGENCY OBLIGATIONS
(Cost $10,000,000)		10,008,091

MORTGAGE BACKED SECURITIES: 1.7%
	Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class B
920,000	1.684% (1 Month LIBOR USD + 1.500%), 12/15/36 [1]	833,728
	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class B
100,000	1.614% (1 Month LIBOR USD + 1.430%), 6/15/35 [1]	88,329
	CHT Mortgage Trust, Series 2017-CSMO, Class B
200,000	1.584% (1 Month LIBOR USD + 1.400%), 11/15/36 [1]	186,250
	New Orleans Hotel Trust 2019-HNLA
6,000,000	1.172% (1 Month LIBOR USD + 0.989%), 4/15/32 [1]	5,604,560
TOTAL MORTGAGE BACKED SECURITIES
(Cost $7,012,418)		6,712,867

MUNICIPAL BONDS: 0.0% [4]
	South Carolina Student Loan Corp.
128,569	1.991% (3 Month LIBOR USD + 1.000%), 7/25/25 [1]	128,249
TOTAL MUNICIPAL BONDS
(Cost $128,388)		128,249

Shares		Value
SHORT-TERM INVESTMENTS: 22.3%

Money Market Funds: 22.3%
88,258,468	First American Treasury Obligations Fund, Class X, 0.100% [5]	$88,258,468
TOTAL SHORT-TERM INVESTMENTS
(Cost $88,258,468)		88,258,468

TOTAL INVESTMENTS IN SECURITIES: 97.6%
(Cost $391,197,008)		386,509,927

Other Assets in Excess of Liabilities: 2.4%		9,454,132
TOTAL NET ASSETS: 100.0%		$395,964,059

DLY - Daily

FCPR - Federal Reserve Bank Prime Loan Rate U.S.

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on May 31, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[2]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on May 31, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[3]	Perpetual call date security. Date shown is next call date.
[4]	Does not round to 0.1% or (0.1)%, as applicable.
[5]	The rate quoted is the annualized seven-day effective yield as of May 31, 2020.

The accompanying notes are an integral part of these financial statements.

10

Aware Ultra-Short Duration Enhanced Income ETF

Statement of Assets and Liabilities May 31, 2020 (Unaudited)

ASSETS
Investments in securities, at value (Cost $391,197,008) (Note 2)	$386,509,927
Cash	10,361,870
Receivables:
Investment securities sold	3,658,671
Interest	1,645,318
Total assets	402,175,786

LIABILITIES
Payables:
Investment securities purchased	6,134,991
Management fees (Note 3)	76,736
Total liabilities	6,211,727
NET ASSETS	$395,964,059

COMPONENTS OF NET ASSETS
Paid-in capital	$410,095,011
Total distributable earnings	(14,130,952)
Net assets	$395,964,059

Net Asset Value (unlimited shares authorized):
Net assets	$395,964,059
Shares of beneficial interest issued and outstanding	8,100,000
Net asset value	$48.88

The accompanying notes are an integral part of these financial statements.

11

Aware Ultra-Short Duration Enhanced Income ETF

Statement of Operations For the Six Months Ended May 31, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$4,645,878
Total investment income	4,645,878

EXPENSES
Management fees (Note 3)	438,379
Total expenses	438,379
Net investment income (loss)	4,207,499

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(9,516,217)
Change in net unrealized appreciation/depreciation on investments	(5,376,988)
Net realized and unrealized gain (loss) on investments	(14,893,205)
Net increase (decrease) in net assets resulting from operations	$(10,685,706)

The accompanying notes are an integral part of these financial statements.

12

Aware Ultra-Short Duration Enhanced Income ETF

Statements of Changes in Net Assets

	Six Months Ended May 31, 2020 (Unaudited)	Period Ended November 30, 2019 [1]
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$4,207,499	$3,092,491
Net realized gain (loss) on investments	(9,516,217)	53,978
Change in net unrealized appreciation/depreciation on investments	(5,376,988)	689,998
Net increase (decrease) in net assets resulting from operations	(10,685,706)	3,836,467

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(4,318,350)	(2,963,363)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares [2]	110,546,842	299,548,169
Total increase (decrease) in net assets	95,542,786	300,421,273

NET ASSETS
Beginning of period	300,421,273	—
End of period	$395,964,059	$300,421,273

[1]	The Fund commenced operations on January 28, 2019. The information presented is from January 28, 2019 to November 30, 2019.

[2]	Summary of share transactions is as follows:

	Six Months Ended May 31, 2020 (Unaudited)		Period Ended November 30, 2019 [1]
	Shares	Value	Shares	Value
Shares sold [3]	3,625,000	$182,695,757	6,475,000	$325,969,686
Shares redeemed [4]	(1,475,000)	(72,148,915)	(525,000)	(26,421,517)
Net increase (decrease)	2,150,000	$110,546,842	5,950,000	$299,548,169

[3]	Net variable fees of $26,294 and $130,336, respectively.

[4]	Net variable fees of $12,663 and $10,573, respectively.

The accompanying notes are an integral part of these financial statements.

13

Aware Ultra-Short Duration Enhanced Income ETF

Financial Highlights For a capital share outstanding throughout the period

	Six-Months Ended May 31, 2020 (Unaudited)	Period Ended November 30, 2019 [1]
Net asset value, beginning of period	$50.49	$50.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	0.55	1.16
Net realized and unrealized gain (loss) on investments	(1.58)	0.43
Total from investment operations	(1.03)	1.59

LESS DISTRIBUTIONS:
From net investment income	(0.58)	(1.10)
Total distributions	(0.58)	(1.10)

Net asset value, end of period	$48.88	$50.49
Total return [3,4]	(2.03)%	3.22%

RATIOS / SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$396.0	$300.4
Portfolio turnover rate [3]	118%	49%
Ratio of expenses to average net assets [5]	0.23%	0.23%
Ratio of net investment income (loss) to average net assets [5]	2.21%	2.74%

[1]	The Fund commenced operations on January 28, 2019. The information presented is from January 28, 2019 to November 30, 2019.
[2]	Calculated using average shares outstanding method.
[3]	Not annualized.
[4]	The total return is based on the Fund’s net asset value.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

14

Aware Ultra-Short Duration Enhanced Income ETF

Notes to Financial Statements May 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

The Fund is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”), which was organized as a Delaware statutory trust on June 4, 2018 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on January 28, 2019.

The Fund’s investment objective is to seek to maximize current income targeting a yield of 0.75% to 1.00% over the yield of the most recently issued 3-month U.S. Treasury bill while maintaining a portfolio consistent with the preservation of capital and daily liquidity designed to meet the requirements of the relevant standard-setting and regulatory support organization applicable to U.S. insurance companies for treatment equivalent to that of investment grade securities held by a U.S. insurance company, while striving to achieve the status denoting the most favorable numerical group of credit quality categories for such investments held by U.S. insurance companies.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the situation, including a review of various factors set forth in the pricing procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

15

Aware Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS May 31, 2020 (Unaudited) (Continued)

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$45,168,987	$—	$45,168,987
Collateralized Loan Obligations	—	35,988,847	—	35,988,847
Collateralized Mortgage Obligations	—	11,555,318	—	11,555,318
Corporate Bonds [1]	—	188,689,100	—	188,689,100
Federal Agency Obligations	—	10,008,091	—	10,008,091
Mortgage Backed Securities	—	6,712,867	—	6,712,867
Municipal Bonds	—	128,249	—	128,249
Short-Term Investments	88,258,468	—	—	88,258,468
Total Investments in Securities	$88,258,468	$298,251,459	$—	$386,509,927

[1]	See Schedule of Investments for the industry breakout.

B.

Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

As of May 31, 2020, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.

Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

D.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

16

Aware Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS May 31, 2020 (Unaudited) (Continued)

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid on a monthly basis. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the LRMP.

J.

Recently Issued Accounting Pronouncements. In August 2018, the FASB issued ASU No. 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13. The Fund has chosen to early adopt the eliminated or modified disclosures.

K.

Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – PRINCIPAL RISKS

A.	Debt Securities Risk. The Fund invests in debt securities, such as bonds and certain asset-backed securities, that involve certain risks, including:

●

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

17

Aware Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS May 31, 2020 (Unaudited) (Continued)

●

Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

●	Extension Risk. When interest rates rise, certain obligations will be repaid by the obligor more slowly than anticipated, causing the value of these securities to fall.

B.

Asset-Backed Securities Risk. The Fund may invest in asset-backed securities. The price paid by the Fund for asset-backed securities, the yield the Fund expects to receive from such securities, and the average life of such securities are based on several factors, including the anticipated rate of prepayment of the underlying assets. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

C.

Commercial Paper Risk. The value of the Fund’s investments in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.

D.	Exchange Traded Fund (“ETF”) Risks.

●

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●

Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

●

Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

●

Trading Risk. Although shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares.

E.

Floating or Variable Rate Securities. The Fund may invest in floating or variable rate securities. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.

F.

Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the

18

Aware Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS May 31, 2020 (Unaudited) (Continued)

United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

G

Mortgage Backed Securities (“MBS”). The Fund invests in MBS issued or guaranteed by the U.S. government. Such securities are subject to credit, interest rate, prepayment, and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain MBS.

H.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.

I.

U.S. Government Obligations Risk. Obligations of U.S. government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Fund (“Advisory Agreement”) and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration the Fund.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.23%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the Management Fee payable to the Adviser (collectively, “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser.

Aware Asset Management, Inc. (the “Sub-Adviser”) serves as sub-adviser to the Fund pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy of the Fund. The Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio. Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee for the services and facilities the Sub-Adviser provides (the “Sub-Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.21%. The Sub-Advisory Fees incurred are paid monthly to the Sub-Adviser. The Sub-Adviser is a wholly-owned subsidiary of Aware Integrated, Inc., a nonprofit corporation.

Under the Sub-Advisory Agreement, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by the Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

19

Aware Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS May 31, 2020 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub- administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and trustees of the Trust are affiliated with the Adviser, Sub-Adviser and Fund Services. None of the affiliated trustees or the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2020, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments and U.S. government securities were $372,292,468 and $322,147,069, respectively.

For the period ended May 31, 2020, the cost of purchases and proceeds from the sales or maturities of long-term U.S. Government securities were $10,000,000 and $19,400,000, respectively.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended May 31, 2020 (estimated) and November 30, 2019, are as follows:

Distributions paid from:	May 31, 2020	November 30, 2019
Ordinary income	$4,318,350	$2,963,363

As of November 30, 2019, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments [1]	$293,480,759
Gross tax unrealized appreciation	792,174
Gross tax unrealized depreciation	(107,281)
Net tax unrealized appreciation (depreciation)	684,893
Undistributed ordinary income (loss)	194,875
Undistributed long-term capital gain (loss)	—
Total distributable earnings	194,875
Other accumulated gain (loss)	(6,664)
Total accumulated gain (loss)	$873,104

[1]	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after November 30 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of November 30, 2019, the Fund had no later year losses. As of November 30, 2019, there were short-term Capital Loss Carryovers of $6,664 for the Fund.

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility details for the six months ended May 31, 2020, are as follows:

Maximum available credit	$10,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of May 31, 2020	—
Average interest rate	—

Interest expense incurred for the period ended March 31, 2020 was $-. As applicable, the Sub-Adviser is responsible for payment of the interest expense pursuant to the Sub-Advisory Agreement.

20

Aware Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS May 31, 2020 (Unaudited) (Continued)

NOTE 8 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – COVID-19 PANDEMIC

U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.

21

Aware Ultra-Short Duration Enhanced Income ETF

Expense Example For the Six Months Ended May 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from December 1, 2019 to May 31, 2020.

Actual Expenses

The first line of the following table provides information about actual account values based on actual returns and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During the Period [1]
Actual	$1,000.00	$ 979.70	$1.14
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.85	$1.16

[1]

Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.23%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the most recent six month period).

22

Aware Ultra-Short Duration Enhanced Income ETF

Information about Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (866) 539-9530 or by accessing the Fund’s website at www.awareetf.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ended June 30 is available upon request without charge by calling (866) 539-9530 or by accessing the SEC’s website at www.sec.gov.

Information about the Portfolio Holdings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (800) 536-3230. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website daily at www.awareetf.com.

Frequency Distribution of Premiums and Discounts (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Fund’s website at www.awareetf.com.

Information about the Fund’s Trustees (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (866) 539-9530. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.awareetf.com.

23

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
Aware Asset Management, Inc.
3000 Ames Crossing Road, Suite 100
Eagan, Minnesota 55122

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th
Philadelphia, PA 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Aware Ultra-Short Duration Enhanced Income ETF
Ticker – AWTM
CUSIP – 886364108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each President/Principal Executive Officer and Treasurer/Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 5, 2020

By (Signature and Title)*	/s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	August 10, 2020

*	Print the name and title of each signing officer under his or her signature.